RESTATEMENT (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenue	$ 2,948	¥ 18,735	¥ 42,498	¥ 147,179
Cost of sales	(2,910)	(18,494)	(39,215)	(132,141)
Selling and distribution expenses	(145)	(922)	(758)	(828)
Administrative expenses	(3,598)	(22,869)	(18,853)	(19,904)
Other operating income	(29)	183	1,616	1,431
Impairment losses on financial assets				(31,478)
Finance income	2,665	16,935	15,468	12,808
(Loss)/profit before income tax for the year	(8,313)	(52,836)	24,179	(49,302)
Profit/(loss) for the year		(54,971)	22,921	(47,928)
Consolidated statement of changes in equity:
Equity attributable to owners of the Company	$ (7,576)	¥ (48,152)	¥ 24,336	¥ (43,042)
Loss per share attributable to ordinary equity holders of the Company:
- Earnings/(loss) per share | (per share)	$ (0.19)	¥ (1.18)	¥ 0.78	¥ (1.54)
Finance costs	$ 686	¥ (4,359)	¥ (3,749)	¥ (340)
Non-current assets	19,488				¥ 123,867		¥ 151,691	¥ 125,940
Current assets	32,974				209,581		378,365	269,020
Total assets	52,462				333,448	$ 52,462	530,056	394,960		¥ 394,960
Current liabilities	11,586				73,659		148,663	199,109
Non-current liabilities	12,235				77,752		89,594	30,150
Total liabilities	23,821				151,411		238,257	229,259		229,259
Issued capital	70,924				450,782	$ 65,937	419,091	340,875	$ 53,631	340,875
Other capital reserves	113,141				719,110		787,987	763,729
Accumulated losses	(170,611)				(1,084,387)		(1,031,187)	(1,055,523)
Other comprehensive (loss)/income	(1,703)				(10,821)		(3,164)	(3,867)
Equity attributable to owners of the Company	28,641				182,037		291,799			¥ 165,701	¥ 200,023
Non-controlling interests	16,890				107,353		119,072	120,487
Total equity	$ 28,641				¥ 182,037		291,799	165,701
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Revenue			6,867	12,969
Cost of sales			6,854	(12,752)
Selling and distribution expenses			(2)	(2)
Administrative expenses			(7,140)	(5,814)
Other operating income
Impairment losses on financial assets
Finance costs			(60)
Finance income			18	16
(Loss)/profit before income tax for the year			1,416
Profit/(loss) for the year			25,579	(5,645)
Consolidated statement of changes in equity:
Equity attributable to owners of the Company			¥ 101,202	¥ (27,554)
Loss per share attributable to ordinary equity holders of the Company:
- Earnings/(loss) per share | ¥ / shares			¥ 0.90	¥ 0.23
Finance costs				¥ (62)
Non-current assets							1,237	830
Current assets							141,191	7,468
Total assets							142,428	8,298
Current liabilities							30,915	35,852
Non-current liabilities							10,311
Total liabilities							41,226	35,852
Issued capital							390,297	312,081
Other capital reserves							716,776	692,518
Accumulated losses							(1,002,705)	(1,028,284)
Other comprehensive (loss)/income							(3,166)	(3,869)
Equity attributable to owners of the Company							101,202
Non-controlling interests
Total equity							101,202	(27,554)
Equity attributable to owners of the Company								(27,554)
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Revenue			¥ 35,631	134,210
Cost of sales			32,361	(119,389)
Selling and distribution expenses			(756)	(826)
Administrative expenses			(11,713)	(14,090)
Other operating income			1,616	1,431
Impairment losses on financial assets			(4,162)	(9,367)
Finance costs			(3,689)
Finance income			15,450	12,792
(Loss)/profit before income tax for the year			(2,674)	1,374
Profit/(loss) for the year			(2,658)	(42,283)
Consolidated statement of changes in equity:
Equity attributable to owners of the Company			¥ 71,525	¥ 72,768
Loss per share attributable to ordinary equity holders of the Company:
- Earnings/(loss) per share | ¥ / shares			¥ (0.12)	¥ (1.77)
Impairment loss on intangible assets				¥ (16,662)
Impairment loss on goodwill				(31,478)
Finance costs				(278)
Non-current assets							150,454	125,110
Current assets							237,174	261,552
Total assets							387,628	386,662
Current liabilities							117,748	163,257
Non-current liabilities							79,283	30,150
Total liabilities							197,031	193,407
Issued capital							28,794	28,794
Other capital reserves							71,211	71,211
Accumulated losses							(28,482)	(27,239)
Other comprehensive (loss)/income							2	2
Equity attributable to owners of the Company							71,525
Non-controlling interests							119,072	120,487
Total equity							190,597	193,255
Equity attributable to owners of the Company								72,768
The Group [Member]
IfrsStatementLineItems [Line Items]
Revenue			¥ 42,498	147,179
Cost of sales			39,215	(132,141)
Selling and distribution expenses			(758)	(828)
Administrative expenses			(18,853)	(19,904)
Other operating income			1,616	1,431
Impairment losses on financial assets			(4,162)	(9,367)
Finance costs			(3,749)
Finance income			15,468	12,808
(Loss)/profit before income tax for the year			(1,258)	1,374
Profit/(loss) for the year			22,921	(47,928)
Consolidated statement of changes in equity:
Equity attributable to owners of the Company			¥ 172,727	¥ 45,214
Loss per share attributable to ordinary equity holders of the Company:
- Earnings/(loss) per share | ¥ / shares			¥ 0.78	¥ (1.54)
Impairment loss on intangible assets				¥ (16,662)
Impairment loss on goodwill				(31,478)
Finance costs				¥ (340)
Non-current assets							151,691	125,940
Current assets							378,365	269,020
Total assets							530,056	394,960
Current liabilities							148,663	199,109
Non-current liabilities							89,594	30,150
Total liabilities							238,257	229,259
Issued capital							419,091	340,875
Other capital reserves							787,987	763,729
Accumulated losses							(1,031,187)	(1,055,523)
Other comprehensive (loss)/income							(3,164)	(3,867)
Equity attributable to owners of the Company							172,727
Non-controlling interests							119,072	120,487
Total equity							¥ 291,799	165,701
Equity attributable to owners of the Company								¥ 45,214